Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Property, Plant and Equipment [Abstract]
Capitalized interest, primarily on ships under construction	$ 22	$ 21	$ 15
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	$ 1,000	$ 936	$ 974